Long-term investments - Equity securities with and without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Aug. 31, 2023 CNY (¥)
Equity method investments
Purchase of equity investee	¥ 5,760	$ 804	¥ 267,363
Share of loss of equity investees	(380,859)	(53,166)	(93,089)
(iii) Equity securities without readily determinable fair value
Initial cost	417,497			¥ 417,497
Net cumulative fair value adjustments	83,274			86,785
Carrying value	500,771			504,282
Invested in equity securities without readily determinable fair value	0		113,363
Fair value loss	3,511		24,373
Impairment charges	0		0
(iv) Available-for-sale debt securities:
Initial cost	175,407			173,918
Carrying value	175,407			¥ 173,918
Purchase of available-for-sale debt investments	1,820	$ 254	52,842
Impairment loss	0		0
(v) Retained asset-backed securities
Debt securities issued to investors					¥ 2,450,000	¥ 859,000
Private company
(iv) Available-for-sale debt securities:
Purchase of available-for-sale debt investments	1,489		53,208
Private funds And entities
Equity method investments
Purchase of equity investee	5,760		154,000
Private company
Equity method investments
Share of loss of equity investees	¥ 380,859		¥ 93,089